Revenues Revenues, Text details (Details)	12 Months Ended
Dec. 31, 2019 USD ($) vessel
Disaggregation of Revenue [Line Items]
Number of vessels on long-term contracts | vessel	3
Period after charter, available to purchase	7 years
Purchase price	$ 39,000
Purchase price commission	1.00%
Annual decrease in purchase price	$ 1,500
Minimum
Disaggregation of Revenue [Line Items]
Term of charter contract	1 month
Term of charter contract, long-term	10 years
Remaining term of charter contracts	2 years
Charter contract renewal term	1 month
Maximum
Disaggregation of Revenue [Line Items]
Term of charter contract	6 months
Term of charter contract, long-term	20 years
Remaining term of charter contracts	12 years
Charter contract renewal term	12 months